Note 25 - Selected Quarterly Financial Information (unaudited) (Details) - Selected Quarterly Financial Information (Unaudited) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Selected Quarterly Financial Information (Unaudited) [Abstract]
Interest income	$ 4,555	$ 4,588	$ 4,646	$ 4,663	$ 4,502	$ 4,632	$ 4,649	$ 4,554	$ 4,576	$ 9,051	$ 9,165	$ 18,399	$ 18,411
Interest expense	239	269	280	297	298	347	408	440	458	482	595	1,144	1,653
Net interest income	4,316	4,319	4,366	4,366	4,204	4,285	4,241	4,114	4,118	8,569	8,570	17,255	16,758
Provision for loan losses	50	0	75	90	25	150	100	225	250	50	115	190	725
Net interest income after provision for loan losses	4,266	4,319	4,291	4,276	4,179	4,135	4,141	3,889	3,868	8,519	8,455	17,065	16,033
Noninterest income	1,214	1,232	1,438	1,287	979	1,079	1,211	1,188	1,162	2,578	2,266	4,936	4,640
Noninterest expenses	3,761	3,843	3,591	3,349	3,299	3,433	3,270	3,306	3,322	7,440	6,648	14,082	13,331
Income before income taxes	1,719	1,708	2,138	2,214	1,859	1,781	2,082	1,771	1,708	3,657	4,073	7,919	7,342
Income tax expense	487	450	611	692	559	534	653	557	511	956	1,251	2,312	2,255
Net income	1,232	1,258	1,527	1,522	1,300	1,247	1,429	1,214	1,197	2,701	2,822	5,607	5,087
Less: net income attributable to noncontrolling interest in subsidiary	4	3	3	4	3	3	3	4	3	7	7	13	13
Net income attributable to First Capital, Inc.	$ 1,228	$ 1,255	$ 1,524	$ 1,518	$ 1,297	$ 1,244	$ 1,426	$ 1,210	$ 1,194	$ 2,694	$ 2,815	$ 5,594	$ 5,074
Earnings per common share attributable to First Capital, Inc.:
Basic (in Dollars per share)	$ 0.45	$ 0.45	$ 0.56	$ 0.55	$ 0.47	$ 0.45	$ 0.51	$ 0.43	$ 0.43	$ 0.98	$ 1.02	$ 2.03	$ 1.82
Diluted (in Dollars per share)	$ 0.45	$ 0.45	$ 0.56	$ 0.55	$ 0.47	$ 0.45	$ 0.51	$ 0.43	$ 0.43	$ 0.98	$ 1.02	$ 2.03	$ 1.82